Other Current Assets	12 Months Ended
Mar. 31, 2022
Other Current Assets [abstract]
OTHER CURRENT ASSETS

NOTE 8 — OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
GST receivables and other tax deposits	$27,400	$35,924
Advance to suppliers	—	59,519
Withholding tax receivables	—	61,777
Income tax receivables	—	—
Deferred debt discount on promissory note	30,000	—
Deferred commission charges on promissory note	22,002	—
Deferred IPO costs	34,164	—
Receivable from director	214,458	—
Prepaid expenses	—	108,091
	$328,024	$265,311